Deferred Income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Income
22.	DEFERRED INCOME

Deferred income represents government subsidy received in support of the Group’s plant and production capacity expansion. Government subsidy of RMB15,000,000 received by the Group in 2009 has been recognized as deferred income and released to income on a straight-line basis over the useful lives of the related assets of 20 years. As of December 31, 2018 and 2017, non-current deferred income was RMB6,903,000 (US$1,004,000) and RMB7,699,000, respectively, and current portion of deferred income of RMB796,000 (US$116,000) and RMB797,000, respectively, was included in trade and other payables and accruals (Note 19).